Hamilton Lane Private Assets Fund
Consolidated Schedule of Investments
June 30, 2022 (Unaudited)

Investments - 103.85%†	Interest rate	Maturity Date	Investment Type	Acquistion Date	Cost	Fair Value
Direct Investments - 53.97%^
Direct Credit - 12.29%
North America - 12.29%
Consumer Discretionary - 0.87%
Lash OpCo, LLC.[1,2,3]	Cash 7.00% + LIBOR(1% Floor)[4]	3/18/2026	Senior Debt	12/29/2021	$3,318,035	$3,344,366	#
(Principal amount $3,344,373)

Containers and Packaging - 1.47%
Arctic Holdco, LLC.[1,3]	Cash 6.00% + LIBOR(1% Floor)[4]	12/23/2026	Senior Debt	5/7/2021	5,956,129	5,636,205	#
(Principal amount $6,053,926)

Diversified Financials - 1.69%
AMLRS Holdings, Inc.[1,2]	Cash 6.00% + LIBOR(1% Floor)[4]	9/21/2026	Senior Debt	9/21/2020	4,606,236	4,395,753	#
(Principal amount $4,671,327)
Kestra, Inc.[1,2,3]	Cash 7.00% + LIBOR(0.5% Floor)[4]	6/3/2027	Senior Debt	12/14/2021	2,171,632	2,103,838	#
(Principal amount $2,230,769)
Total Diversified Financials						6,499,591

Electrical Equipment - 0.17%
Inventus Power, Inc.[1]	Cash 8.50% + LIBOR(1% Floor)[4]	9/29/2024	Senior Debt	3/29/2021	683,251	656,238	#
(Principal amount $692,308)

Health Care - 1.69%
Teal Acquisition Co., Inc.[1]	Cash 6.25% + LIBOR(1% Floor)[4]	9/22/2026	Senior Debt	9/21/2020	628,254	627,260	#
(Principal amount $640,650)
TNAA Holdco, LLC.[1,2,3]	Cash 5.50% + LIBOR(1% Floor)[4]	12/16/2026	Senior Debt	12/16/2021	5,843,902	5,860,662	#
(Principal amount $5,965,050)
Total Health Care						6,487,922

Information Technology - 2.02%
Everberg CIS Holdings, LLC.[1,2,3]	Cash 9.78% + LIBOR(1% Floor)[4]	4/14/2026	Senior Debt	4/5/2021	535,662	563,472	#
(Principal amount $576,596)
GI Consilio Parent, LLC.[1,3]	Cash 7.50% + LIBOR(0.50% Floor)[4]	5/14/2029	Senior Debt	5/20/2021	4,455,000	4,500,000	#
(Principal amount $4,500,000)
Redstone Holdco 2, L.P.[1,3]	Cash 7.75% + LIBOR(0.75% Floor)[4]	4/27/2029	Senior Debt	5/20/2021	2,947,500	2,678,100	#
(Principal amount $3,000,000)
Total Information Technology						7,741,572

Industrials - 1.27%
Amentum Government Services Holding LLC.[1,3]	Cash 7.50% + SOFR(0.75% Floor)[4]	2/15/2030	Senior Debt	3/7/2022	4,855,996	4,855,996	#
(Principal amount $5,000,000)

Insurance - 1.41%
Alliant Services, Inc.[1]	9.75%	12/8/2028	Preferred Equity	11/6/2020	5,940,554	5,396,400	#
(6,000 Series A Preferred shares)
Software and Services - .95%
Career Step, LLC.[1]	Cash 9.75% + LIBOR(1% Floor)[4]	Perpetual	Preferred Equity	11/17/2020	2,433,828	2,428,281	#
(2,500,000 shares)
Packers Software Intermediate Holdings, Inc.[1,2]	Cash 7.75% + LIBOR(0.75% Floor)[4]	11/12/2028	Preferred Equity	11/12/2020	1,284,259	1,238,804	#
(784.804 shares, Principal amount $1,302,222)
Total Software and services						3,667,085

Telecommunications - 0.75%
MetroNet Systems Holdings, LLC.[1,3]	Cash 7.00% + LIBOR(0.75% Floor)[4]	6/2/2029	Senior Debt	6/2/2021	2,952,333	2,879,700	#
(Principal amount $3,000,000)
Total Direct Credit					48,612,571	47,165,075

	Investment Type	Acquistion Date	Cost	Fair Value
Direct Equity - 41.68%
Asia - 3.24%
Health Care - 3.24%
Celestial Key Group, Ltd.*[1,3,5]	Limited Partnership Interest	11/26/2021	5,009,408	5,511,774	#
(500 Class A shares)
Indigo, L.P.*[1,3,5]	Limited Partnership Interest	6/18/2021	4,400,000	6,932,890	#
Total Health Care				12,444,664
Total Asia				12,444,664
North America - 25.65%
Consumer Discretionary - 7.19%
CL DAL Opportunities Feeder, L.P.*[1,5]	Limited Partnership Interest	9/9/2020	3	586,365
LUV Car Wash Holdings LLC.*[1,3,5]	Limited Partnership Interest	3/2/2022	11,000,000	11,000,000	#
MiddleGround Checker Co-Invest Partners L.P.*[1,2,3,5]	Limited Partnership Interest	1/31/2022	9,641,708	9,641,708	#
RC V RW Investor-B, LLC*[1,5]	Limited Partnership Interest	10/23/2020	5,685,200	6,358,065	#
Total Consumer Discretionary				27,586,138

Diversified Financials - 0.69%
AMLRS Equity Investors, L.P.*[1,5]	Limited Partnership Interest	9/21/2020	1,413,356	2,664,355	#

Health Care - 3.01%
CCBlue Limited Partnership*[1,3,5,6]	Limited Partnership Interest	5/24/2022	7,596,848	7,427,936	#
NEA BH SPV II, L.P.*[1,5]	Limited Partnership Interest	9/2/2020	5,012,957	1,337,075
Teal Parent Holdings, L.P.*[1,5]	Limited Partnership Interest	9/21/2020	32,520	17,501	#
TVG-Hero Holdings II, L.P.*[1,2,5]	Limited Partnership Interest	10/23/2020	2,257,480	2,751,704	#
Total Health Care				11,534,216

Industrial Services - 8.74%
Einstein 2021, L.P.*[1,3,5]	Limited Partnership Interest	11/18/2021	10,010,340	17,694,897	#
KAWP Holdings, L.P.*[1,5]	Limited Partnership Interest	12/18/2020	7,436,323	8,838,745	#
Oscar Holdings, L.P.*[1,2,3,5]	Limited Partnership Interest	4/27/2022	7,000,000	7,000,000	#
Total Industrial Services				33,533,642

Information Technology - 3.6%
Fetch Rewards, Inc.*[1,3,5]	Preferred Equity	3/23/2022	4,999,970	4,999,970	#
(106,646 Series E Preferred shares)
Follett Acquisition, L.P.*[1,3,5]	Limited Partnership Interest	1/12/2022	8,000,000	8,000,000	#
T-VIII Skopima Co-Invest, L.P.*[1,2,3,5]	Limited Partnership Interest	5/7/2021	526,015	824,975	#
Total Information Technology				13,824,945

Semiconductors and Equipment - 2.22%
THL Fund Investors(Altar), L.P.*[1,2,3,5]	Limited Partnership Interest	1/27/2022	8,525,852	8,525,852	#
Software and Services - 0.2%
Project Brewer*[1,5]	Limited Partnership Interest	11/12/2020	766,032	749,276	#
Total North America				98,418,424

United Kingdom - 7.72%
Health Care - 2.03%
Panacea Co-Investment, L.P.*[1,3,5,6]	Limited Partnership Interest	12/21/2020	7,725,535	7,786,453	#

Insurance - 2.62%
Chance Co-Investment, L.P.*[1,5,6]	Limited Partnership Interest	12/21/2020	6,566,015	10,047,528	#

Software and Services - 3.07%
Bowmark Investment Partnership - J, L.P.*[1,5,6]	Limited Partnership Interest	10/15/2020	2,583,473	2,904,002	#
TPG Vardos CI, L.P.*[1,2,5]	Limited Partnership Interest	9/9/2020	6,009,308	8,856,332	#
Total Software and Services				11,760,334
Total United Kingdom				29,594,315

Western Europe - 5.07%
Diversified Financials - 2.3%
Enak Aggregator, L.P.*[1,3,5,6]	Limited Partnership Interest	1/18/2022	9,652,847	8,827,065	#

Industials - 2.77%
FSN Capital Unique Co-Investment, L.P.*[1,3,5,6]	Limited Partnership Interest	3/9/2022	11,119,332	10,633,327	#
Total Western Europe				19,460,392
Total Direct Equity			142,970,522	159,917,795

	Investment Type	Acquistion Date	Cost	Fair Value
Secondary Investments - 38.89%^
Secondary Direct Equity - 0.9%
North America - 0.9%
Growth Equity - 0.9%
Madison Bay - HL, L.P.*[1,2,3,5]	Limited Partnership Interest	9/4/2020	2,602,423	3,467,131
Total Secondary Direct Equity			2,602,423	3,467,131

Secondary Funds - 37.99%
Asia - 3.82%
Consumer Discretionary - 1.52%
L Catterton Asia 3 Continuation Fund Sing, L.P.*[1,2,3,5]	Limited Partnership Interest	6/23/2022	4,500,233	5,850,303

Health Care - 2.3%
LC Healthcare Continued Fund, L.P.*[1,2,3,5]	Limited Partnership Interest	5/12/2021	6,192,306	8,821,596
Total Asia				14,671,899
Middle East - 2.31%
Venture Capital - 2.31%
Pitango Continuation Fund 2021, L.P.*[1,2,3,5]	Limited Partnership Interest	11/9/2021	7,280,000	8,846,770

North America - 29.75%
Corporate Finance/Buyout - 9.59%
Audax Private Equity Fund IV CF, L.P.*[1,2,5]	Limited Partnership Interest	12/23/2020	4,150,323	5,222,125
CLP Select Opportunities, L.P.*[1,2,5]	Limited Partnership Interest	12/10/2020	8,797,318	9,485,546
JZHL Secondary Fund, L.P.*[1,2,5,7]	Limited Partnership Interest	12/4/2020	3,123,395	1,795,683
KPS Special Situations Fund IV, L.P.*[1,2,5]	Limited Partnership Interest	9/30/2020	1,873,143	2,279,237
Trilantic Capital Partners VI Parallel II(North America), L.P.*[1,2,3,5]	Limited Partnership Interest	12/31/2021	4,938,401	5,524,261
Webster Equity Partners Pinnacle, L.P.*[1,3,5]	Limited Partnership Interest	11/18/2021	10,000,000	10,636,484
Wind Point Partners VIII-B, L.P.*[1,2,5]	Limited Partnership Interest	3/31/2021	1,211,529	1,851,676
Total Corporate Finance/Buyout				36,795,012

Diversified - 4.67%
Resolute II Continuation Fund, L.P.*[1,2,3,5]	Limited Partnership Interest	8/20/2021	13,349,912	17,911,749

Growth Equity - 12.78%
10K Lakes Fund II, L.P.*[1,2,3,5]	Limited Partnership Interest	10/27/2021	1,797,600	2,258,954
Everstone Capital Partners III, L.P.*[1,2,5]	Limited Partnership Interest	10/15/2020	4,343,379	8,462,976
L Catterton Growth IV L.P.*[1,2,3,5]	Limited Partnership Interest	3/31/2021	5,441,439	8,201,812
Motive IC SAS-A, L.P.*[1,3,5]	Limited Partnership Interest	6/28/2021	2,752,548	4,458,514
NewView Capital Special Opportunities Fund I, L.P.*[1,2,5]	Limited Partnership Interest	10/23/2020	12,284,769	25,649,871
Total Growth Equity				49,032,127

Healthcare & Business Services - 1.65%
Eversecure PTE. LTD.*[1,3,5]	Limited Partnership Interest	5/4/2022	5,000,000	6,342,514
(5,000,000 Series A Preference shares)
Information Technology - 1.06%
ZMC II Extended Value Fund, L.P.*[1,2,3,5]	Limited Partnership Interest	8/19/2021	3,797,126	4,059,924
Total North America				114,141,326

Western Europe - 2.11%
Corporate Finance/Buyout - .88%
Waterland Strategic Opportunities Fund I, C.V.*[1,2,3,5,6]	Limited Partnership Interest	4/22/2021	3,359,085	3,369,087

Diversified - 0.1%
Sagard 3, FCPI*[1,2,3,5,6]	Limited Partnership Interest	7/23/2021	459,292	317,088
Sagard 4, FCPI*[1,2,3,5,6]	Limited Partnership Interest	9/3/2021	80,823	61,935
Total Diversified				379,023

Logistics - 1.13%
Verdane AB-IB Co-Invest AB*[1,2,3,5,6]	Limited Partnership Interest	3/20/2022	5,062,163	4,345,321
Total Western Europe				8,093,431
Total Secondary Funds			109,794,784	145,753,426

	Number of Contracts	Cost	Fair Value
Purchased Options - 0.01%
Put Options
INR Indian Rupee Option	2,000,000	83,000	$21,938
Exercise Price: 79.93 INR, Notional Amount: 159,860,000 INR, Expiration Date: 10/19/2022*

	Interest rate	Principal Value	Shares	Cost	Fair Value
Short Term Investments - 10.98%
Goldman Sachs Financial Square Government Fund – Institutional Class[3,7]	1.35%[8]	N/A	37,347,112	37,347,112	37,347,112
UMB Bank Demand Deposit	0.01%[8]	4,755,000	N/A	4,755,000	4,755,000
Total Short Term Investments					42,102,112

Total Investments(Cost $346,165,412)					398,427,477
Liabilities in excess of other assets -(3.85%)					(14,755,272)
Total Net Assets - 100%					$383,672,205

INR - Indian Rupee

LIBOR - London Interbank Offered Rate

SOFR - Secured Overnight Financing Rate

†	Direct Investments are private investments directly into the equity or debt of selected operating companies, often together with the management of the company. Secondary Investments are portfolios of assets purchased on the secondary market.
^	Investments do not issue shares.
#	The Fair Value is estimated by management using significant unobservable inputs and as such may not necessarily reflect the current or expected future performance of such Direct Investment or Secondary Investment or the Fair Value of the Fund's interest in such Direct Investment or Secondary Investment. Furthermore, the Fair Value has not been calculated, reviewed, verified or in any way approved by such Direct Investment or Secondary Investment or its general partner, manager or sponsor(including any of its affiliates). Please see notes to financial statements for further details regarding the valuation policy of the Fund.

*	Investment is non-income producing.
[1]	Restricted security.
[2]	Investment has been committed to but has not been fully funded by the Fund.

[3]	All or a portion of this security is custodied with HL PAF Holdings, LLC.(See Note 1).
[4]	These loans carry a variable rate of interest. The lending rates are generally a base rate, plus(i) the greater of a LIBOR floor or 1 month LIBOR, or(ii) the greater of a SOFR floor or the SOFR rate. As of June 30, 2022 the 1 month LIBOR rate was 1.787% and the SOFR rate was 1.50%.

[5]	Investment does not allow redemptions or withdrawals except at discretion of its general partner, manager or advisor.
[6]	Foreign security denominated in U.S. Dollars.
[7]	All or a portion of this security is custodied with PAF JZ Blocker(See Note 1).
[8]	The rate is the annualized seven-day yield at year end.

See accompanying notes to consolidated schedule of investments.

Hamilton Lane Private Assets Fund

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS

June 30, 2022 (Unaudited)

Note 1 – Fair Value of Financial Instruments

The fair value of the Fund’s assets which qualify as financial instruments approximates the carrying amounts presented in the Statement of Assets and Liabilities. The Fund values its investments in investment funds at fair value in accordance with FASB ASC 820, Fair Value Measurement (“ASC 820”).

The Fund’s direct investments are also in private equity credit and equity-related investments that are generally not publicly traded, and thus, market quotations are not available to be used for valuation purposes. Therefore, the Adviser is required to value these direct investments at estimated fair values, using present value and other subjective valuation techniques. These may include references to market multiples, valuations for comparable companies, public market or private transactions, subsequent developments concerning the companies to which the securities relate, results of operations, financial condition, cash flows, and projections of such companies provided to the Adviser and such other factors as the Adviser may deem relevant. Depending on the circumstances, company multiples will not always be comparable due to the size of the related companies or associated transactions being used as comparable data in valuation.

The Adviser utilizes a valuation committee, consisting of senior members of the management team, to review and approve the valuation results related to the investments. The Adviser also utilizes independent valuation firms to provide third-party valuation consulting services for direct credit and direct equity investments.

For portfolio investments that are publicly traded and for which market quotations are available, valuations are generally based on the closing sales prices, or an average of the closing bid and ask prices, as of the valuation date.

Note 2 – Portfolio Valuation

ASC 820 defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the asset or liability. ASC 820 establishes a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in valuing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observation of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below:

Level I: Quoted prices are available in active markets for identical investments as of the reporting date. The types of investments which would generally be included in Level I include listed equities.

Level II: Pricing inputs are other than quoted prices in active markets, which are either directly or indirectly observable as of the reporting date, and fair value is determined through the use of models or other valuation methodologies. The types of investments which would generally be included in Level II include corporate bonds and loans, and less liquid and restricted equity securities. This category also includes interests in special purpose vehicles whose fair value is predominantly attributable to investments in Level I type securities.

Level III: Pricing inputs are unobservable for the investment and include situations where there is little, if any, market activity for the investment. The inputs into the determination of fair value require significant management judgment or estimation. Those unobservable inputs, that are not corroborated by market data, generally reflect the reporting entity’s own assumptions about the assumptions market participants would use in determining the fair value of the investment. The types of investments which would generally be included in Level III include equity and/or debt securities issued by private entities and investments in private equity partnerships.

Hamilton Lane Private Assets Fund

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS

June 30, 2022 (Unaudited)

The Fund has established valuation processes and procedures to ensure that the valuation techniques are fair and consistent, and valuation inputs are supportable. The Fund has designated a Valuation Committee (the “Committee”) comprised of employees of the Adviser to oversee the entire valuation process of the Fund’s investments. The Committee is responsible for developing the Fund’s written valuation processes and procedures, conducting periodic reviews of the valuation policies, and evaluating the overall fairness and consistent application of the valuation policies. The Committee meets on a monthly basis. The Fund’s investments in Investment Funds are carried at fair value which generally represents the Fund’s pro-rata interest in the net assets of each Investment Fund as reported by the administrators and/or investment managers of the underlying Investment Funds. All valuations utilize financial information supplied by each Investment Fund and are net of management and incentive fees or allocations payable to the Investment Funds’ managers or pursuant to the Investment Funds’ agreements. The Fund’s valuation procedures require the Adviser to consider all relevant information available at the time the Fund values its portfolio. The Committee has assessed factors including, but not limited to, the individual Investment Funds’ compliance with fair value measurements, price transparency and valuation procedures in place. The Committee will consider such information and consider whether it is appropriate, in light of all relevant circumstances, to value such a position at its NAV as reported or whether to adjust such value. The underlying investments of each Investment Fund are accounted for at fair value as described in each Investment Fund’s financial statements.

The fair value relating to certain underlying investments of these Investment Funds, for which there is no ready market, has been estimated by the respective Investment Fund’s management and is based upon available information in the absence of readily ascertainable fair values and does not necessarily represent amounts that might ultimately be realized. Due to the inherent uncertainty of valuation, those estimated fair values may differ significantly from the values that would have been used had a ready market for the investments existed. These differences could be material.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of June 30, 2022, in valuing the Fund’s assets and liabilities carried at fair value:

	Level I	Level II	Level III	Total
Assets
Investments
Direct Credit	$-	$-	$47,165,075	$47,165,075
Direct Equity	-	1,337,075	157,994,355	159,331,430
Purchased Options	-	21,938	-	21,938
Short Term Investments	42,102,112	-	-	42,102,112
Total Investments	$42,102,112	$1,359,013	$205,159,430	$248,620,555

In accordance with Accounting Standards Update (“ASU”) 2015-07, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent) certain Direct Equity and Secondary Investments fair valued using net asset value (or its equivalent) as a practical expedient are not included in the fair value hierarchy. As such, investments in securities with a fair value of $149,806,922 are excluded from the fair value hierarchy as of June 30, 2022.